Fair Value	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
The Group uses the fair value hierarchy discussed in note 2 of the consolidated financial statements for the year ended December 31, 2024 for determining and disclosing the fair value of financial instruments by valuation techniques.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement of the asset or liability. The Group’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and the Group considers factors specific to the asset or liability.
In order to determine if a market is active or inactive for a security, the Group considers factors, including, but not limited to, the spread between what a seller is asking for a security and what a buyer is bidding for the same security, the volume of trading activity for the security in question, the price of the security compared to its par value (for fixed maturity investments), and other factors that may be indicative of market activity.
Below is a summary of the assets that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s interim condensed consolidated balance sheets:

	June 30, 2025
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign governments	$9,480	$23,335	$-	$32,815
Corporate bonds	627,503	347,999	-	975,502
Total	636,983	371,334	-	1,008,317
Equity securities	23,573	-	-	23,573
Other Investments	-	13,096	-	13,096
Fair value option:
Equity-method investments measured at fair value	-	-	2,125	2,125
	$660,556	$384,430	$2,125	$1,047,111
During 2025, corporate bonds available-for-sale amounting to $60.7 million were transferred from level 1 to level 2 as at June 30, 2025. In addition, corporate bonds available-for-sale amounting to $184.1 million were transferred from level 2 to level 1 as at June 30, 2025. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.
There were no transfers into or out of Level 3 during the six months ended June 30, 2025.

	December 31, 2024
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign governments	$4,371	$21,014	$-	$25,385
Corporate bonds	435,735	540,983	-	976,718
Total	440,106	561,997	-	1,002,103
Equity securities	28,973	-	-	28,973
Other Investments	-	12,289	-	12,289

Fair value option:
Equity-method investments measured at fair value	-	-	1,955	1,955
	$469,079	$574,286	$1,955	$1,045,320
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the six months ended June 30, 2025 and year ended December 31, 2024:

(Expressed in thousands of U.S. Dollars)	Equity- method investees	Derivative financial liabilities (Earnout Shares)

Six Months Ended June 30, 2025
Balance at beginning of period	$1,955	$—
Change in fair value included in earnings	170	—
Balance at end of period	$2,125	—
Year Ended December 31, 2024
Balance at beginning of year	$3,522	$(17,290)
Change in fair value included in earnings	(1,567)	(4,928)
Vesting of Earnout Shares	-	22,218
Balance at end of year	$1,955	$—

There are no active markets for the equity-method investments measured at fair value.
Financial Instruments Disclosed, But Not Carried, At Fair Value:

The Company uses various financial instruments in the normal course of its business. The carrying values of cash and cash equivalents, term deposits, short-term investments, accrued investment income, certain other assets and certain other liabilities not included herein approximated their fair values at June 30, 2025, due to their respective short maturities.